Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	£ 4,719	£ 3,688
Liabilities, beginning balance	(1,744)	(1,361)
Assets (liabilities), beginning balance	2,975	2,327
Income statement	(487)	467	£ 372
Other comprehensive income and reserves	1,904	182
Other movements	191	(1)
Assets, ending balance	6,229	4,719	3,688
Liabilities, ending balance	(1,646)	(1,744)	(1,361)
Assets (liabilities), ending balance	4,583	2,975	2,327
Share based payments and deferred compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	327	317
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	327	317
Income statement	(2)	(13)
Other comprehensive income and reserves	(17)	20
Other movements	21	3
Assets, ending balance	329	327	317
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	329	327	317
Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	24	30
Liabilities, beginning balance	(1,674)	(826)
Assets (liabilities), beginning balance	(1,650)	(796)
Income statement	(7)	1
Other comprehensive income and reserves	357	(855)
Other movements	6	0
Assets, ending balance	21	24	30
Liabilities, ending balance	(1,315)	(1,674)	(826)
Assets (liabilities), ending balance	(1,294)	(1,650)	(796)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	309	0
Liabilities, beginning balance	0	(441)
Assets (liabilities), beginning balance	309	(441)
Income statement	0	0
Other comprehensive income and reserves	1,731	750
Other movements	0	0
Assets, ending balance	2,040	309	0
Liabilities, ending balance	0	0	(441)
Assets (liabilities), ending balance	2,040	309	(441)
Fair value through other comprehensive income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	144	0
Liabilities, beginning balance	0	(21)
Assets (liabilities), beginning balance	144	(21)
Income statement	(6)	(6)
Other comprehensive income and reserves	449	170
Other movements	3	1
Assets, ending balance	590	144	0
Liabilities, ending balance	0	0	(21)
Assets (liabilities), ending balance	590	144	(21)
Fixed asset timing differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	678	659
Liabilities, beginning balance	(30)	(33)
Assets (liabilities), beginning balance	648	626
Income statement	(531)	14
Other comprehensive income and reserves	0	0
Other movements	33	8
Assets, ending balance	215	678	659
Liabilities, ending balance	(65)	(30)	(33)
Assets (liabilities), ending balance	150	648	626
Loan impairment allowance
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	481	455
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	481	455
Income statement	47	38
Other comprehensive income and reserves	0	0
Other movements	20	(12)
Assets, ending balance	548	481	455
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	548	481	455
Own credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	426	329
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	426	329
Income statement	0	0
Other comprehensive income and reserves	(616)	98
Other movements	0	(1)
Assets, ending balance	0	426	329
Liabilities, ending balance	(190)	0	0
Assets (liabilities), ending balance	(190)	426	329
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	1,134	1,187
Liabilities, beginning balance	(40)	(40)
Assets (liabilities), beginning balance	1,094	1,147
Income statement	(140)	(52)
Other comprehensive income and reserves	0	(1)
Other movements	108	0
Assets, ending balance	1,138	1,134	1,187
Liabilities, ending balance	(76)	(40)	(40)
Assets (liabilities), ending balance	1,062	1,094	1,147
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	1,196	711
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	1,196	711
Income statement	152	485
Other comprehensive income and reserves	0	0
Other movements	0	0
Assets, ending balance	1,348	1,196	711
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	£ 1,348	£ 1,196	£ 711